Income Taxes (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset attributable to:
Net operating loss carryover	$ 1,005,254	$ 971,797
Less: valuation allowance	(1,005,254)	(971,797)
Net deferred tax asset	$ 0	$ 0